Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Details of other operating income and expenses

Details of other operating income and expenses for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	￦	38,933	13,991	6,908
Others(*)		33,017	18,006	59,640

	￦	71,950	31,997	66,548

Other Operating Expenses:
Communication	￦	35,507	27,973	31,196
Utilities		297,049	299,825	277,497
Taxes and dues		37,290	27,819	35,020
Repair		353,321	333,101	326,076
Research and development		387,675	395,276	344,787
Training		35,574	32,853	33,303
Bad debt for accounts receivable — trade		38,211	34,584	37,820
Travel		27,910	24,095	25,263
Supplies and other		130,008	111,170	113,930
Loss on disposal of property and equipment and intangible assets		87,257	60,086	63,797
Impairment loss on other investment securities		3,157	9,003	24,033
Impairment loss on property and equipment and intangible assets		255,839	54,946	24,506
Donations		59,012	112,634	96,633
Bad debt for accounts receivable — other		7,718	5,793	40,312
Others(*)		26,876	101,589	49,593

	￦	1,782,404	1,630,747	1,523,766

(*)	See note 5 (2).